Risk Report - Credit Risk Management - IFRS 9 2.2 Focus Areas - Non-recourse CRE Portfolio (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
IFRS 9 Focus Areas Non Recourse CRE Portfolio [Domain Member]
IFRS 9 Focus Areas Non Recourse CRE Portfolio [Line Items]
Provision for credit losses	[1],[2],[3]	€ 500	€ 445
Gross Carrying Amount [Member]
IFRS 9 Focus Areas Non Recourse CRE Portfolio [Line Items]
Total Non Recourse CRE Portfolio Exposure by stages	[1],[4]	36,463	38,192
Stage 1	[1],[4]	24,095	27,325
Stage 2	[1],[4]	9,132	7,661
Stage 3	[1],[4]	€ 3,236	€ 3,206

[1]	Loans at amortized cost
[2]	Provision for Credit Losses do not include country risk provisions
[3]	Provision for Credit Losses do not include country risk provisions
[4]	[1] Loans at amortized cost